Subsequent Events (Details) - USD ($)			1 Months Ended		12 Months Ended
	Aug. 12, 2022	Jan. 13, 2022	Jan. 24, 2022	Sep. 25, 2020	Dec. 31, 2021	Jun. 30, 2022	Dec. 22, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Common stock outstanding					10,207,212	10,207,212	10,132,047
Shares of warrant for the purchase				28,001
Common stock, per share (in Dollars per share)					$ 0.001	$ 0.001		$ 0.001
Shares issued of consultant					749,984
Price per share (in Dollars per share)			$ 7
Purchase of common stock		11,429	54,623
unrelated investors			39,811
Aggregate principal amount			300,000
Total shares			42,857
Subsequents, description					●On January 26 and February 14, 2022, in exchange for services of Mr. Richmond, we granted to him 75,000 warrants to purchase an aggregate 75,000 shares of our common stock at an exercise price of $0.04 per share. On March 15, 2022, Mr. Richmond exercised 75,000 of warrants issued to him subsequently to the year end, upon which Marizyme issued to Mr. Richmond 75,000 shares of common stock.
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock outstanding						10,207,212
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars)	$ 1,500,000
Convertible shares	214,286
Shares of warrant for the purchase	428,571
Common stock, per share (in Dollars per share)	$ 9
Price per share (in Dollars per share)		$ 7
Subsequent Event [Member] | Consultants [Member]
Subsequent Events (Details) [Line Items]
Shares issued of consultant		5,714
Subsequent Event [Member] | Class C warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars)		$ 40,000
Aggregate principal amount			278,678
Bradley Richmond [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)			$ 7
Purchase of common stock			85,500